Deposits, Receivables and Other Investments (Details 3) ₪ in Thousands, $ in Thousands		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 ILS (₪)
Deposits Receivables And Other Investments [Abstract]
Deposits at banks	[1]			₪ 11,453
Available for sale financial assets		1,596		1,596
Vendor loan (see note 19)		33,221
Prepaid expenses				7,064
Other		57		3,371
Deposits and other long-term balances		₪ 34,874	$ 10,058	₪ 23,484

[1]	Was deducted in 2017 due to the sale of the Company's subsidiary that holds the Radisson Complex (see note 19).